Inventories - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories write-down	$ 17	$ 2	$ 9